Commitments and Contingencies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 25, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Underwriting discount paid per unit (in Dollars per share)		$ 0.2	$ 0.2
Underwriting expense paid		$ 11,500,000	$ 11,500,000
Deferred underwriting commission per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred underwriting commissions		$ 20,125,000	$ 20,125,000		$ 20,125,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Stock issued during period shares (in Shares)	7,500,000
Class A ordinary shares [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Overallotment option vesting period	45 days
Stock issued during period shares (in Shares)	7,500,000
Consulting Agreements [Member] | Sponsor [Member]
Commitments and Contingencies [Line Items]
Consulting agreement expense		0	350,000	$ 389,000	469,000
Accrued professional fees current		$ 0	500		$ 0
Consultant fee paid			$ 682,000